Consolidated Statement of Changes in Equity (Unaudited) - GBP (£) £ in Millions	Total		Previously Stated [member]	Adjustment for Adoption of IFRS 9 [member]	Share Capital [member]	Share Capital [member] Previously Stated [member]	Other Equity Instruments [member]	Other Equity Instruments [member] Previously Stated [member]	Other Reserves Available-For-Sale [member] Previously Stated [member]	[1]	Other Reserves Available-For-Sale [member] Adjustment for Adoption of IFRS 9 [member]	[1]	Other Reserves Fair Value Reserves [member] [1]	Other Reserves Fair Value Reserves [member] Adjustment for Adoption of IFRS 9 [member]	[1]	Other Reserves Cash Flow Hedging [member]	Other Reserves Cash Flow Hedging [member] Previously Stated [member]	Other Reserves Currency Translation [member]	Other Reserves Currency Translation [member] Previously Stated [member]	Retained Earnings [member] [2]	Retained Earnings [member] Previously Stated [member]	[2]	Retained Earnings [member] Adjustment for Adoption of IFRS 9 [member]	[2]	Total [member]	Total [member] Previously Stated [member]	Total [member] Adjustment for Adoption of IFRS 9 [member]	Non-Controlling Interests [member]	Non-Controlling Interests [member] Previously Stated [member]
Beginning balance at Dec. 31, 2017	£ 16,010		£ 16,202	£ (192)	£ 7,060	£ 7,060	£ 2,041	£ 2,041	£ 68		£ (68)		£ 63	£ 63		£ 228	£ 228	£ 5	£ 5	£ 6,212	£ 6,399		£ (187)		£ 15,609	£ 15,801	£ (192)	£ 401	£ 401
Profit after tax	670	[2]																		641					641			29
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	(21)	[2]											(21)												(21)
- Cash flow hedges	(85)	[2]														(85)									(85)
- Pension remeasurement	397	[2]																		396					396			1
- Own credit adjustment	(23)	[2]																		(23)					(23)
Total comprehensive income	938	[2]											(21)			(85)				1,014					908			30
Other	(45)																			(45)					(45)
Dividends on ordinary shares	(250)																			(250)					(250)
Dividends on other equity instruments	(73)																			(73)					(73)
Dividends on non-controlling interests	(18)																											(18)
Ending balance at Jun. 30, 2018	16,562				7,060		2,041						42			143		5		6,858					16,149			413
Beginning balance at Dec. 31, 2018	16,220				7,060		2,041						24			251		5		6,439					15,820			400
Profit after tax	411																			385					385			26
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	11												11												11
- Cash flow hedges	240															240									240
- Pension remeasurement	(210)																			(210)					(210)
- Own credit adjustment	(43)																			(43)					(43)
Total comprehensive income	409												11			240				132					383			26
Repurchase of non-controlling interests and other equity instruments	(14)																											(14)
Dividends on ordinary shares	(138)																			(138)					(138)
Dividends on other equity instruments	(73)																			(73)					(73)
Dividends on non-controlling interests	(18)																											(18)
Ending balance at Jun. 30, 2019	£ 16,386				£ 7,060		£ 2,041						£ 35			£ 491		£ 5		£ 6,360					£ 15,992			£ 394

[1]	Following the adoption of IFRS 9, a fair value reserve was introduced to replace the available-for-sale reserve, as described in Note 1 to the Consolidated Financial Statements in the 2018 Annual Report.
[2]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.